Revenue (Tables)	6 Months Ended
Sep. 30, 2025
Revenue [Abstract]
Schedule of Revenue
	For the six months ended September 30,
	2025	2024
	US$	US$
	(Unaudited)	(Unaudited)
Income from wealth management services
Unrealized fair value change of trading of digital assets, listed securities, funds and derivative contracts	16,905,951	5,627,419
Realized (loss) gain on trading of listed securities, digital assets, funds and derivative contracts	(5,275,208)	13,357,336
Interest income on trading of digital assets and derivative contracts	223,235	735,899
Service fee income	167,849	—
Total revenue	12,021,827	19,720,654